Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Accounting Policies [Abstract]
Potential common shares excluded from the computation of diluted net loss per share

	Nine Months Ended June 30,
	2012	2013
	(in thousands)
Conversion of redeemable or convertible preferred stock	5,564	—
Conversion of Submittal Exchange Holdings Class A preferred units	963	—
Outstanding Restricted stock units	622	696
Outstanding stock options	2,468	3,429
Outstanding common and preferred warrants	1,439	1,333

Total excluded securities	11,056	5,458

	Years Ended September 30,
	2010	2011	2012
Conversion of redeemable or convertible preferred stock	5,524	5,504	5,558
Conversion of Submittal Exchange Holdings Class A preferred units	—	—	963
Vesting of restricted stock units	232	348	630
Exercise of stock options	1,682	1,836	2,448
Exercise of common and preferred warrants	714	1,124	1,412
Conversion of convertible debentures	1,284	—	—

Total excluded securities	9,436	8,812	11,011